Long-Term Debt	6 Months Ended
Jun. 30, 2022
Long-Term Debt
Long-Term Debt

12) Long-Term Debt

As of June 30, 2022 and December 31, 2021, the Partnership had the following debt amounts outstanding:

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2022	2021
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$326,178	$338,726
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	207,077	222,133
$55 million revolving credit facility		20,000	—
Hilda loan facility	Hilda Knutsen	69,231	72,308
Torill loan facility	Torill Knutsen	—	75,000
$172.5 million loan facility	Dan Cisne, Dan Sabia	38,540	45,340
Tove loan facility	Tove Knutsen	79,699	81,883
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	86,783	89,206
Torill Sale & Leaseback	Torill Knutsen	110,950	—
Total long-term debt		$988,458	$974,596
Less: current installments		92,847	90,956
Less: unamortized deferred loan issuance costs		2,325	2,378
Current portion of long-term debt		90,522	88,578
Amounts due after one year		895,611	883,640
Less: unamortized deferred loan issuance costs		4,520	5,092
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$891,091	$878,548

The Partnership’s outstanding debt of $988.5 million as of June 30, 2022 is repayable as follows:

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
Remainder of 2022	$6,439	$39,664	$—	$46,103
2023	13,161	73,101	245,906	332,168
2024	13,804	36,440	63,393	113,637
2025	14,399	28,372	65,506	108,277
2026	15,059	18,822	219,521	253,402
2027 and thereafter	134,871	—	—	134,871
Total	$197,733	$196,399	$594,326	$988,458

As of June 30, 2022, the interest rates on the Partnership’s loan agreements were LIBOR plus a fixed margin ranging from 1.75% to 2.40%.

Torill Sale and Leaseback

On June 30, 2022, the Partnership through its wholly-owned subsidiary, Knutsen Shuttle Tankers 15 AS, which owned the Torill Knutsen, closed a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The gross sales price was $112.0 million, and a portion of the proceeds was used to repay the outstanding loan related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity. After repayment of the previously existing loan, the Partnership realized net proceeds of $39 million after fees and expenses.